Debt - Text Details (Detail) € in Millions, $ in Billions		12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Oct. 31, 2022 EUR (€)	Sep. 30, 2022 EUR (€)	Jun. 13, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Nov. 23, 2021 EUR (€)	Jul. 26, 2021 EUR (€)	May 19, 2021 EUR (€)	Feb. 28, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Mar. 09, 2020 EUR (€)	Jan. 29, 2019 EUR (€)
Debt [Line Items]
Notional amount	€ 500	€ 500
Borrowings	8,201	8,201	€ 6,980	€ 1,000								€ 6,934
Euro Medium-Term Note program	€ 2,000	€ 2,000											€ 10,000
Change of Control Triggering Event, potentially required purchase price related to principal amount	101.00%	101.00%
Increase (Decrease) retained earnings connected to long-term incentive	€ 57	€ 57	€ 61
Weighted average [member]
Debt [Line Items]
Borrowings, interest rate	2.40%	2.40%	2.10%				2.10%
Share repurchase program [member]
Debt [Line Items]
Notional amount	€ 83	€ 83	€ 781
Commercial Paper Programme [Member]
Debt [Line Items]
Notional amount				€ 101	€ 200		$ 2.5
Committed revolving credit facility [Member]
Debt [Line Items]
Undrawn borrowing facilities	1,000	1,000	1,000
Purchase forward contracts [Member]
Debt [Line Items]
Notional amount	€ 211	€ 211	203			€ 63		€ 90				€ 174
Purchase forward contracts [Member] | Forward contract [member]
Debt [Line Items]
Notional amount			123
Purchase forward contracts [Member] | Share repurchase LTI 2021 [Member] | Forward contract [member]
Debt [Line Items]
Notional amount										€ 90
Bilateral loans, total [Member]
Debt [Line Items]
Current borrowings											€ 500
Bilateral loans, single [Member]
Debt [Line Items]
Current borrowings											€ 250
Share buyback program [Member]
Debt [Line Items]
Borrowings									€ 1,500					€ 1,500
Share buyback program [Member] | Forward contract [member]
Debt [Line Items]
Notional amount			731
Matured [member] | Forward contract [member]
Debt [Line Items]
Notional amount			€ 745
Bank borrowings [Member] | Weighted average [member]
Debt [Line Items]
Borrowings, interest rate	5.70%	5.70%	1.20%				1.20%